Acquisition - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Penson Futures [Member], USD $)	Dec. 31, 2012	Jun. 01, 2012
Penson Futures [Member]
Business Acquisition [Line Items]
Cash	$ 5,000,000	$ 5,000,000
Fair value of earn-out	3,700,000	3,700,000
Cash	1,732,000
Segregated cash and securities	120,641,000
Receivable from brokers, dealers and clearing organizations	360,493,000
Goodwill	2,417,000
Intangible assets	3,500,000
Other assets	4,695,000
Payable to customers	(472,162,000)
Accrued expenses and other liabilities	(12,616,000)
Purchase of business	$ 8,700,000